Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.6%
Airbus SE ......................... 10,919 $ 1,598,065
L3Harris Technologies, Inc. ............. 29,264 6,961,027
RTX Corp. ........................ 23,899 2,895,603
11,454,695
Automobile Components — 0.5%
Lear Corp.
(a)
....................... 14,102 1,539,233
Automobiles — 1.3%
General Motors Co. .................. 90,085 4,039,411
Banks — 10.3%
Bank of America Corp. ................ 39,321 1,560,257
Citigroup, Inc. ...................... 145,083 9,082,196
First Citizens BancShares, Inc. , Class A ..... 4,087 7,523,962
JPMorgan Chase & Co. ............... 20,037 4,225,002
Wells Fargo & Co. ................... 174,883 9,879,141
32,270,558
Beverages — 1.4%
Constellation Brands, Inc. , Class A ........ 6,281 1,618,551
Diageo plc ........................ 19,447 679,282
Keurig Dr Pepper, Inc. ................ 32,328 1,211,653
Pernod Ricard SA ................... 5,974 903,821
4,413,307
Broadline Retail — 0.7%
Alibaba Group Holding Ltd. ............. 154,300 2,050,459
Building Products — 1.7%
Allegion plc ........................ 11,051 1,610,573
Johnson Controls International plc ........ 46,917 3,641,228
5,251,801
Capital Markets — 1.3%
Intercontinental Exchange, Inc. .......... 26,342 4,231,579
Chemicals — 3.0%
Air Products & Chemicals, Inc.
(a)
.......... 10,295 3,065,233
Albemarle Corp.
(a)
................... 19,546 1,851,202
International Flavors & Fragrances, Inc. ..... 19,436 2,039,419
PPG Industries, Inc. .................. 18,869 2,499,388
9,455,242
Communications Equipment — 0.8%
Cisco Systems, Inc. .................. 44,983 2,393,995
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.
(a)
................ 38,275 3,236,917
Containers & Packaging — 1.2%
Sealed Air Corp. .................... 106,425 3,863,228
Diversified Telecommunication Services — 1.8%
AT&T, Inc. ......................... 71,082 1,563,804
Verizon Communications, Inc. ........... 93,518 4,199,893
5,763,697
Electric Utilities — 3.7%
American Electric Power Co., Inc. ......... 23,708 2,432,441
Entergy Corp. ...................... 23,933 3,149,822
Exelon Corp. ....................... 66,853 2,710,889
PG&E Corp. ....................... 167,661 3,314,658
11,607,810
Entertainment — 1.1%
Electronic Arts, Inc. .................. 23,740 3,405,266
Security
Shares
Shares Value
Financial Services — 2.7%
Fidelity National Information Services, Inc. ... 62,099 $ 5,200,791
Visa, Inc. , Class A ................... 11,966 3,290,052
8,490,843
Food Products — 2.2%
Kraft Heinz Co. (The)
(a)
................ 174,711 6,134,103
Lamb Weston Holdings, Inc. ............ 12,838 831,132
6,965,235
Health Care Equipment & Supplies — 4.9%
Baxter International, Inc. ............... 163,166 6,195,413
Koninklijke Philips NV
(b)
................ 82,579 2,707,404
Medtronic plc ...................... 72,364 6,514,931
15,417,748
Health Care Providers & Services — 9.6%
Cardinal Health, Inc. .................. 68,746 7,597,808
Cigna Group (The) ................... 8,714 3,018,878
CVS Health Corp. ................... 132,305 8,319,338
Elevance Health, Inc. ................. 7,869 4,091,880
Humana, Inc. ...................... 9,019 2,856,678
Labcorp Holdings, Inc.
(a)
............... 18,695 4,177,959
30,062,541
Household Durables — 1.3%
Sony Group Corp. ................... 212,500 4,128,364
Household Products — 0.6%
Kimberly-Clark Corp. ................. 13,774 1,959,765
Insurance — 4.8%
American International Group, Inc. ........ 70,509 5,163,374
Fidelity National Financial, Inc. , Class A ..... 65,305 4,052,828
Willis Towers Watson plc ............... 20,016 5,895,313
15,111,515
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class C ................ 9,720 1,625,087
IT Services — 1.6%
Cognizant Technology Solutions Corp. , Class A 63,774 4,922,077
Leisure Products — 0.8%
Hasbro, Inc.
(a)
...................... 36,427 2,634,401
Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc.
(b)
................ 46,537 930,740
Thermo Fisher Scientific, Inc. ............ 1,582 978,578
1,909,318
Machinery — 1.9%
CNH Industrial NV
(a)
.................. 128,482 1,426,150
Komatsu Ltd. ...................... 29,900 837,043
Stanley Black & Decker, Inc. ............ 12,983 1,429,818
Westinghouse Air Brake Technologies Corp. .. 12,577 2,286,121
5,979,132
Media — 3.2%
Comcast Corp. , Class A ............... 138,704 5,793,666
Fox Corp. , Class A ................... 37,681 1,595,037
WPP plc .......................... 249,561 2,556,362
9,945,065
Metals & Mining — 0.7%
Teck Resources Ltd. , Class B ........... 39,638 2,070,689
Multi-Utilities — 1.8%
Dominion Energy, Inc. ................. 27,846 1,609,220
Sempra .......................... 46,900 3,922,247
5,531,467

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 6.6%
BP plc ........................... 1,259,076 $ 6,566,758
Enterprise Products Partners LP
(a)
........ 104,672 3,047,002
EQT Corp. ........................ 23,571 863,642
Hess Corp. ........................ 26,258 3,565,836
Shell plc .......................... 153,190 4,969,750
Suncor Energy, Inc.
(a)
................. 49,450 1,825,694
20,838,682
Pharmaceuticals — 4.0%
AstraZeneca plc .................... 10,157 1,582,323
Bayer AG (Registered) ................ 75,651 2,559,404
Eli Lilly & Co. ...................... 2,331 2,065,126
Sanofi SA ......................... 56,136 6,463,461
12,670,314
Professional Services — 2.9%
Leidos Holdings, Inc. ................. 16,327 2,661,301
SS&C Technologies Holdings, Inc. ........ 87,209 6,471,780
9,133,081
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc. ... 10,658 1,693,556
Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp. ........................ 75,322 1,767,054
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 9,488 1,647,781
3,414,835
Software — 1.9%
Microsoft Corp. ..................... 14,066 6,052,600
Specialized REITs — 1.4%
Crown Castle, Inc. ................... 35,897 4,258,461
Technology Hardware, Storage & Peripherals — 4.2%
HP, Inc. .......................... 188,946 6,777,493
Samsung Electronics Co. Ltd. , GDR
(c) (d)
..... 5,412 6,352,102
13,129,595
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG (The) ............... 7,428 1,592,762
Tobacco — 1.2%
British American Tobacco plc , ADR
(a)
....... 106,937 3,911,756
Total Common Stocks — 94 .9%
(Cost: $ 261,528,519 ) .............................. 298,426,087
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA (Preference) ....... 16,730 1,572,617
Total Preferred Securities — 0 .5%
(Cost: $ 1,316,847 ) ............................... 1,572,617
Total Long-Term Investments — 95.4%
(Cost: $ 262,845,366 ) .............................. 299,998,704
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(g)
.................. 15,287,956 $ 15,300,186
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 15,214,426 15,214,426
Total Short-Term Securities — 9 .7%
(Cost: $ 30,516,141 ) ............................... 30,514,612
Total Investments — 105 .1%
(Cost: $ 293,361,507 ) .............................. 330,513,316
Liabilities in Excess of Other Assets — (5.1) % ............. (16,031,139)
Net Assets — 100.0% ...............................
$ 314,482,177
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Equity Dividend V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 15,296,688
(a)
$ — $ 5,027 $ (1,529) $ 15,300,186 15,287,956 $ 37,922
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 13,355,564 1,858,862
(a)
— — — 15,214,426 15,214,426 485,234 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 31,047,658 — (31,043,436)
(a)
(5,052) 830 — — — —
$ (25) $ (699) $ 30,514,612 $ 523,156 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,856,630 $ 1,598,065 $ — $ 11,454,695
Automobile Components .................................. 1,539,233 — — 1,539,233
Automobiles .......................................... 4,039,411 — — 4,039,411
Banks ............................................... 32,270,558 — — 32,270,558
Beverages ........................................... 2,830,204 1,583,103 — 4,413,307
Broadline Retail ........................................ — 2,050,459 — 2,050,459
Building Products ....................................... 5,251,801 — — 5,251,801
Capital Markets ........................................ 4,231,579 — — 4,231,579
Chemicals ............................................ 9,455,242 — — 9,455,242
Communications Equipment ................................ 2,393,995 — — 2,393,995
Consumer Staples Distribution & Retail ........................ 3,236,917 — — 3,236,917
Containers & Packaging .................................. 3,863,228 — — 3,863,228
Diversified Telecommunication Services ........................ 5,763,697 — — 5,763,697
Electric Utilities ........................................ 11,607,810 — — 11,607,810
Entertainment ......................................... 3,405,266 — — 3,405,266
Financial Services ...................................... 8,490,843 — — 8,490,843
Food Products ......................................... 6,965,235 — — 6,965,235
Health Care Equipment & Supplies ........................... 12,710,344 2,707,404 — 15,417,748
Health Care Providers & Services ............................ 30,062,541 — — 30,062,541
Household Durables ..................................... — 4,128,364 — 4,128,364
Household Products ..................................... 1,959,765 — — 1,959,765
Insurance ............................................ 15,111,515 — — 15,111,515
Interactive Media & Services ............................... 1,625,087 — — 1,625,087
IT Services ........................................... 4,922,077 — — 4,922,077
Leisure Products ....................................... 2,634,401 — — 2,634,401
Life Sciences Tools & Services .............................. 1,909,318 — — 1,909,318
Machinery ............................................ 5,142,089 837,043 — 5,979,132
Media ............................................... 7,388,703 2,556,362 — 9,945,065
Metals & Mining ........................................ 2,070,689 — — 2,070,689
Multi-Utilities .......................................... 5,531,467 — — 5,531,467
Oil, Gas & Consumable Fuels ............................... 9,302,174 11,536,508 — 20,838,682
Pharmaceuticals ....................................... 2,065,126 10,605,188 — 12,670,314
Professional Services .................................... 9,133,081 — — 9,133,081
Residential REITs ....................................... 1,693,556 — — 1,693,556
Semiconductors & Semiconductor Equipment .................... 3,414,835 — — 3,414,835
Software ............................................. 6,052,600 — — 6,052,600
Specialized REITs ...................................... 4,258,461 — — 4,258,461
Technology Hardware, Storage & Peripherals .................... 6,777,493 6,352,102 — 13,129,595

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Equity Dividend V.I. Fund

Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 1,592,762 $ — $ 1,592,762
Tobacco ............................................. 3,911,756 — — 3,911,756
Preferred Securities ....................................... — 1,572,617 — 1,572,617
Short-Term Securities
Money Market Funds ...................................... 30,514,612 — — 30,514,612
$ 283,393,339 $ 47,119,977 $ — $ 330,513,316
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)